Finance Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
FINANCE COSTS
7.	FINANCE COSTS

An analysis of finance costs is as follows:

	Notes	2025	2024	2023
		US$	US$	US$
Finance costs on loan notes		-	-	18,975,635
Finance costs on lease liabilities	13(c)	53,629	23,700	48,363
Increase in discounted amounts of provisions arising from the passage of time	21	224	1,772	4,009
		53,853	25,472	19,028,007